SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of RSU's) (Details) (USD $) - RSU's [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
The intrinsic value of converted RSUs	$ 28,667	$ 26,976	$ 48,829
The original fair value of converted RSUs	$ 26,510	$ 24,206	$ 23,492